Other non-operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Non-operating Income (Expenses), Net

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Interest income
Bank deposits	38,554	53,123	49,051	1,603
Financial assets at amortized cost	—	—	920	30
Foreign exchange gains (losses), net	(195,326)	(418,970)	93,104	3,041
Gain on valuation of financial assets at fair value through profit or loss	621	637	1,485	49
Gain on disposal of long-term investment in associates	—	16,929	—	—
Rental income	8,203	11,075	7,819	255
Dividend income	—	—	571	19
Reimbursement of ADSs service charge	—	23,707	13,269	433
Others	—	2,808	6,851	224

	(147,948)	(310,691)	173,070	5,654